DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 96.8%
Basic Materials - 5.3%
Chemicals - 2.4%
Chemours Co.
7.00%, 5/15/25 (a)	$25,000	$25,892
5.375%, 5/15/27	10,000	10,419
5.75%, 11/15/28, 144A	13,000	13,235
Consolidated Energy Finance SA, 144A
6.875%, 6/15/25	25,000	24,583
Hexion, Inc., 144A
7.875%, 7/15/27	3,000	3,223
Methanex Corp.
5.25%, 12/15/29	25,000	26,336
NOVA Chemicals Corp., 144A
4.875%, 6/1/24	70,000	72,231
OCI NV, 144A
5.25%, 11/1/24	10,000	10,419
Olin Corp.
5.625%, 8/1/29	25,000	26,905
Tronox, Inc., 144A
6.50%, 4/15/26	15,000	15,600

(Cost $223,425)		228,843

Iron/Steel - 1.5%
Allegheny Technologies, Inc.
7.875%, 8/15/23	10,000	10,851
Big River Steel LLC / BRS Finance Corp., 144A
6.625%, 1/31/29	20,000	21,237
Cleveland-Cliffs, Inc.
9.875%, 10/17/25, 144A	25,000	29,188
6.75%, 3/15/26, 144A	30,000	32,400
United States Steel Corp.
12.00%, 6/1/25, 144A	25,000	28,538
6.875%, 8/15/25	15,000	13,997
6.25%, 3/15/26 (a)	10,000	8,857

(Cost $138,359)		145,068

Mining - 1.4%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	25,000	25,953
5.50%, 12/15/27, 144A	25,000	27,114
Constellium SE, 144A
5.75%, 5/15/24	25,000	25,590
Hudbay Minerals, Inc.
7.625%, 1/15/25, 144A	15,000	15,665
6.125%, 4/1/29, 144A	10,000	10,778
Novelis Corp., 144A
4.75%, 1/30/30	25,000	26,584

(Cost $127,414)		131,684

Communications - 19.3%
Advertising - 0.6%
Lamar Media Corp.
3.75%, 2/15/28	19,000	19,226
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A
5.00%, 8/15/27	25,000	25,635
Terrier Media Buyer, Inc., 144A
8.875%, 12/15/27	15,000	16,228

(Cost $60,686)		61,089

Internet - 1.0%
Photo Holdings Merger Sub, Inc., 144A
8.50%, 10/1/26	10,000	10,067
Uber Technologies, Inc.
8.00%, 11/1/26, 144A	30,000	32,477
7.50%, 9/15/27, 144A	50,000	54,625

(Cost $92,251)		97,169

Media - 10.0%
Altice Financing SA, 144A
7.50%, 5/15/26	85,000	89,781
AMC Networks, Inc.
4.75%, 8/1/25	25,000	25,775
Cengage Learning, Inc., 144A
9.50%, 6/15/24	10,000	9,294
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	50,000	50,068
CSC Holdings LLC
5.75%, 1/15/30, 144A	50,000	54,188
4.625%, 12/1/30, 144A	40,000	41,003
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26, 144A	50,000	38,844
6.625%, 8/15/27, 144A (a)	25,000	14,367
DISH DBS Corp.
5.875%, 11/15/24	100,000	106,500
7.75%, 7/1/26 (a)	25,000	28,563
Entercom Media Corp., 144A
6.50%, 5/1/27	15,000	14,497
Gray Television, Inc.
5.875%, 7/15/26, 144A	25,000	26,172
4.75%, 10/15/30, 144A	15,000	15,225
iHeartCommunications, Inc.
8.375%, 5/1/27	50,000	53,134
LCPR Senior Secured Financing DAC, 144A
6.75%, 10/15/27	30,000	32,650
Meredith Corp.
6.875%, 2/1/26	25,000	24,891
Nexstar Broadcasting, Inc.
5.625%, 7/15/27, 144A	25,000	26,695
4.75%, 11/1/28, 144A	20,000	20,618

Radiate Holdco LLC / Radiate Finance, Inc., 144A
4.50%, 9/15/26	30,000	31,273
Sinclair Television Group, Inc., 144A
5.50%, 3/1/30	25,000	25,073
TEGNA, Inc.
4.625%, 3/15/28, 144A	25,000	25,594
5.00%, 9/15/29	20,000	21,056
Univision Communications, Inc.
5.125%, 2/15/25, 144A	50,000	50,406
6.625%, 6/1/27, 144A	10,000	10,694
UPC Holding BV, 144A
5.50%, 1/15/28	10,000	10,594
Virgin Media Finance PLC, 144A
5.00%, 7/15/30	15,000	15,769
Virgin Media Secured Finance PLC, 144A
5.50%, 5/15/29	30,000	32,598
Ziggo BV
5.50%, 1/15/27, 144A	40,000	41,922
4.875%, 1/15/30, 144A	15,000	15,816

(Cost $942,014)		953,060

Telecommunications - 7.7%
Altice France Holding SA, 144A
6.00%, 2/15/28	25,000	25,420
Altice France SA
7.375%, 5/1/26, 144A	125,000	131,381
8.125%, 2/1/27, 144A	30,000	33,109
5.125%, 1/15/29, 144A	25,000	25,890
Avaya, Inc., 144A
6.125%, 9/15/28	20,000	21,150
C&W Senior Financing DAC, 144A
6.875%, 9/15/27	25,000	27,022
CenturyLink, Inc., 144A
5.125%, 12/15/26	50,000	52,385
CommScope Technologies LLC
6.00%, 6/15/25, 144A	20,000	20,521
5.00%, 3/15/27, 144A	35,000	34,891
CommScope, Inc., 144A
6.00%, 3/1/26	50,000	52,816
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	40,000	41,514
Consolidated Communications, Inc., 144A
6.50%, 10/1/28	10,000	10,854
Frontier Communications Corp.
5.875%, 10/15/27, 144A	15,000	15,816
5.00%, 5/1/28, 144A	27,000	27,473
6.75%, 5/1/29, 144A	18,000	18,675
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	15,000	15,984
GTT Communications, Inc., 144A
7.875%, 12/31/24	15,000	5,477
Hughes Satellite Systems Corp.
6.625%, 8/1/26	25,000	27,902
Intrado Corp., 144A
8.50%, 10/15/25	15,000	14,372
ViaSat, Inc., 144A
5.625%, 9/15/25	25,000	25,469
Vmed O2 UK Financing I PLC, 144A
4.25%, 1/31/31	25,000	25,719
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A
7.75%, 8/15/28	25,000	25,375
Zayo Group Holdings, Inc.
4.00%, 3/1/27, 144A	42,000	41,840
6.125%, 3/1/28, 144A	15,000	15,819

(Cost $728,076)		736,874

Consumer, Cyclical - 21.9%
Airlines - 1.5%
American Airlines, Inc., 144A
11.75%, 7/15/25	63,000	69,773
Delta Air Lines, Inc.
2.90%, 10/28/24	20,000	19,129
7.375%, 1/15/26	50,000	56,279

(Cost $125,094)		145,181

Auto Manufacturers - 1.4%
Ford Motor Co.
9.00%, 4/22/25	55,000	66,908
9.625%, 4/22/30	15,000	20,905
Ford Motor Credit Co. LLC
5.113%, 5/3/29	25,000	27,093
Jaguar Land Rover Automotive PLC, 144A
4.50%, 10/1/27 (a)	20,000	18,338

(Cost $132,585)		133,244

Auto Parts & Equipment - 2.0%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26 (a)	25,000	25,243
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	37,000	38,711
Clarios Global LP / Clarios US Finance Co., 144A
8.50%, 5/15/27	35,000	37,727
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	65,000	65,224
4.875%, 3/15/27 (a)	5,000	5,059
Tenneco, Inc.
5.00%, 7/15/26 (a)	10,000	9,019
7.875%, 1/15/29, 144A	9,000	9,945

(Cost $187,017)		190,928

Distribution/Wholesale - 0.6%
Performance Food Group, Inc., 144A
5.50%, 10/15/27	20,000	21,312
Wolverine Escrow LLC
8.50%, 11/15/24, 144A	5,000	4,203
9.00%, 11/15/26, 144A	25,000	21,047
13.125%, 11/15/27, 144A	10,000	7,325

(Cost $57,431)		53,887

Entertainment - 4.7%
Caesars Entertainment, Inc.
6.25%, 7/1/25, 144A	50,000	53,290
8.125%, 7/1/27, 144A	50,000	55,063
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 7/1/25, 144A	25,000	26,500
5.25%, 10/15/25, 144A	10,000	10,013
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A
5.50%, 5/1/25	45,000	47,306
Cinemark USA, Inc.
4.875%, 6/1/23	20,000	18,968
International Game Technology PLC, 144A
6.25%, 1/15/27	20,000	22,288
Lions Gate Capital Holdings LLC, 144A
5.875%, 11/1/24	15,000	15,130
Live Nation Entertainment, Inc.
6.50%, 5/15/27, 144A	23,000	25,502
4.75%, 10/15/27, 144A	25,000	24,695
Scientific Games International, Inc., 144A
8.25%, 3/15/26	80,000	85,944
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	40,000	39,915
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A
5.125%, 10/1/29	25,000	25,469

(Cost $437,323)		450,083

Food Service - 0.7%
Aramark Services, Inc.
6.375%, 5/1/25, 144A	27,000	28,789
4.75%, 6/1/26	15,000	15,322
5.00%, 2/1/28, 144A (a)	20,000	21,050

(Cost $63,769)		65,161

Home Builders - 0.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A
6.25%, 9/15/27
(Cost $25,175)	25,000	26,422

Leisure Time - 3.3%
Carnival Corp.
11.50%, 4/1/23, 144A	75,000	85,515
10.50%, 2/1/26, 144A	10,000	11,837
7.625%, 3/1/26, 144A	25,000	26,437
9.875%, 8/1/27, 144A	15,000	17,616
NCL Corp. Ltd.
3.625%, 12/15/24, 144A	8,000	7,161
10.25%, 2/1/26, 144A	25,000	28,437
Royal Caribbean Cruises Ltd.
9.125%, 6/15/23, 144A	50,000	54,188
11.50%, 6/1/25, 144A	42,000	49,403
3.70%, 3/15/28	8,000	7,076
Viking Cruises Ltd., 144A
5.875%, 9/15/27	25,000	23,734

(Cost $296,335)		311,404

Lodging - 2.9%
Boyd Gaming Corp.
6.00%, 8/15/26	50,000	52,187
Diamond Resorts International, Inc., 144A
7.75%, 9/1/23	25,000	25,187
Marriott Ownership Resorts, Inc., 144A
6.125%, 9/15/25	10,000	10,661
Melco Resorts Finance Ltd., 144A
5.375%, 12/4/29	28,000	28,697
MGM Resorts International
5.50%, 4/15/27	20,000	21,466
4.75%, 10/15/28	20,000	20,838
Station Casinos LLC, 144A
4.50%, 2/15/28	25,000	24,672
Wyndham Destinations, Inc., 144A
6.625%, 7/31/26	25,000	28,094
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	20,000	20,138
5.25%, 5/15/27, 144A	50,000	50,594

(Cost $273,019)		282,534

Retail - 4.5%
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	25,000	25,383
Carvana Co.
5.625%, 10/1/25, 144A	15,000	15,094
5.875%, 10/1/28, 144A	10,000	10,162
Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 6/15/23	10,000	9,236
10.00%, 4/15/25, 144A	25,000	27,595
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	25,000	24,469
8.75%, 10/1/25, 144A (a)	15,000	15,141

L Brands, Inc.
6.875%, 7/1/25, 144A	20,000	21,630
5.25%, 2/1/28	15,000	15,591
7.50%, 6/15/29	25,000	27,614
6.625%, 10/1/30, 144A	10,000	10,970
Macy’s Retail Holdings LLC
2.875%, 2/15/23	50,000	46,750
Michaels Stores, Inc., 144A
8.00%, 7/15/27	12,000	12,380
PetSmart, Inc.
7.125%, 3/15/23, 144A	50,000	49,435
5.875%, 6/1/25, 144A	24,000	24,405
Rite Aid Corp., 144A
8.00%, 11/15/26	25,000	25,406
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/1/25	15,000	15,473
Staples, Inc.
7.50%, 4/15/26, 144A	50,000	50,396
10.75%, 4/15/27, 144A	5,000	4,706

(Cost $408,586)		431,836

Consumer, Non-cyclical - 17.8%
Agriculture - 0.5%
JBS Investments II GmbH, 144A
7.00%, 1/15/26	25,000	26,959
Vector Group Ltd., 144A
6.125%, 2/1/25	25,000	25,360

(Cost $52,681)		52,319

Commercial Services - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A
9.75%, 7/15/27	20,000	22,215
APX Group, Inc., 144A
6.75%, 2/15/27	25,000	27,031
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
10.50%, 5/15/25	15,000	17,576
Garda World Security Corp., 144A
4.625%, 2/15/27	17,000	17,085
Gartner, Inc., 144A
3.75%, 10/1/30	15,000	15,624
MPH Acquisition Holdings LLC, 144A
5.75%, 11/1/28	23,000	22,554
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/1/28, 144A	25,000	26,696
5.875%, 10/1/30, 144A	15,000	16,509
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
6.25%, 1/15/28	25,000	26,215
Sabre GLBL, Inc.
5.25%, 11/15/23, 144A	10,000	10,087
9.25%, 4/15/25, 144A	25,000	29,269
7.375%, 9/1/25, 144A	5,000	5,395
Team Health Holdings, Inc., 144A
6.375%, 2/1/25 (a)	15,000	11,634
Verscend Escrow Corp., 144A
9.75%, 8/15/26	25,000	27,203

(Cost $265,191)		275,093

Cosmetics/Personal Care - 0.4%
Coty, Inc., 144A
6.50%, 4/15/26	15,000	14,648
Edgewell Personal Care Co., 144A
5.50%, 6/1/28	25,000	26,902

(Cost $40,662)		41,550

Food - 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, 1/15/27, 144A	27,000	28,490
3.50%, 3/15/29, 144A	11,000	10,989
4.875%, 2/15/30, 144A	25,000	27,367
B&G Foods, Inc.
5.25%, 9/15/27	10,000	10,466
JBS USA LUX SA / JBS USA Finance, Inc., 144A
5.75%, 6/15/25	53,000	54,789
Post Holdings, Inc.
5.00%, 8/15/26, 144A	20,000	20,785
5.75%, 3/1/27, 144A	29,000	30,595
4.625%, 4/15/30, 144A	50,000	52,281
Sigma Holdco BV, 144A
7.875%, 5/15/26	10,000	10,023
TreeHouse Foods, Inc.
4.00%, 9/1/28	10,000	10,171
US Foods, Inc., 144A
6.25%, 4/15/25	25,000	26,622

(Cost $277,697)		282,578

Healthcare-Products - 0.3%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
7.25%, 2/1/28
(Cost $25,478)	25,000	26,672

Healthcare-Services - 5.6%
Acadia Healthcare Co., Inc., 144A
5.50%, 7/1/28	25,000	26,640

CHS/Community Health Systems, Inc.
6.25%, 3/31/23	50,000	51,125
8.125%, 6/30/24, 144A	50,000	46,625
8.00%, 3/15/26, 144A	100,000	105,150
8.00%, 12/15/27, 144A	15,000	15,675
6.875%, 4/1/28, 144A	5,000	3,297
Envision Healthcare Corp., 144A
8.75%, 10/15/26	20,000	11,929
MEDNAX, Inc., 144A
6.25%, 1/15/27	25,000	26,782
Radiology Partners, Inc., 144A
9.25%, 2/1/28 (a)	15,000	16,387
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A
9.75%, 12/1/26	50,000	55,048
Select Medical Corp., 144A
6.25%, 8/15/26	25,000	26,726
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27	10,000	10,969
Tenet Healthcare Corp.
5.125%, 5/1/25	25,000	25,280
6.25%, 2/1/27, 144A	50,000	52,445
4.625%, 6/15/28, 144A	10,000	10,344
6.125%, 10/1/28, 144A	50,000	50,906

(Cost $514,131)		535,328

Pharmaceuticals - 5.1%
Bausch Health Americas, Inc., 144A
8.50%, 1/31/27	85,000	93,620
Bausch Health Cos., Inc.
6.125%, 4/15/25, 144A	60,000	61,812
5.25%, 1/30/30, 144A	75,000	76,696
Cheplapharm Arzneimittel GmbH, 144A
5.50%, 1/15/28	10,000	10,352
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50%, 7/31/27, 144A	15,000	16,534
6.00%, 6/30/28, 144A	15,000	11,865
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	50,000	54,066
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	50,000	49,221
3.15%, 10/1/26	115,000	109,178

(Cost $470,877)		483,344

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24 (a)
(Cost $9,666)	10,000	9,824

Energy - 9.9%
Coal - 0.1%
Peabody Energy Corp., 144A
6.00%, 3/31/22
(Cost $24,667)	25,000	10,047

Oil & Gas - 6.8%
Antero Resources Corp.
5.625%, 6/1/23 (a)	40,000	35,850
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
7.00%, 11/1/26	10,000	9,415
Baytex Energy Corp., 144A
8.75%, 4/1/27	20,000	9,450
Callon Petroleum Co.
6.125%, 10/1/24	25,000	10,812
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25	15,000	15,037
Citgo Holding, Inc., 144A
9.25%, 8/1/24	15,000	13,425
CITGO Petroleum Corp.
6.25%, 8/15/22, 144A	7,000	6,851
7.00%, 6/15/25, 144A	23,000	22,468
Comstock Resources, Inc., 144A
7.50%, 5/15/25	45,000	45,000
CVR Energy, Inc., 144A
5.25%, 2/15/25	15,000	13,228
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.75%, 10/1/25	25,000	24,529
Laredo Petroleum, Inc.
9.50%, 1/15/25	15,000	10,214
Matador Resources Co.
5.875%, 9/15/26	25,000	21,344
MEG Energy Corp.
6.50%, 1/15/25, 144A	15,000	15,312
7.125%, 2/1/27, 144A	25,000	24,562
Moss Creek Resources Holdings, Inc., 144A
7.50%, 1/15/26	25,000	17,062
Murphy Oil Corp.
5.75%, 8/15/25	30,000	28,278
Nabors Industries Ltd., 144A
7.25%, 1/15/26	25,000	14,047
Occidental Petroleum Corp.
5.875%, 9/1/25	30,000	30,339
3.40%, 4/15/26	75,000	68,016
8.50%, 7/15/27	50,000	55,594
8.875%, 7/15/30	20,000	22,613
6.625%, 9/1/30	30,000	31,378
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	50,000	26,344

QEP Resources, Inc.
5.25%, 5/1/23	25,000	21,413
Range Resources Corp., 144A
9.25%, 2/1/26	30,000	31,245
SM Energy Co.
6.75%, 9/15/26	25,000	14,089
Transocean, Inc., 144A
11.50%, 1/30/27	31,000	15,868

(Cost $697,541)		653,783

Oil & Gas Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp., 144A
6.875%, 4/1/27	10,000	10,414
SESI LLC, 144A
7.125%, 12/15/21	20,000	5,975
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	19,000	19,929
Weatherford International Ltd., 144A
11.00%, 12/1/24	40,000	27,964

(Cost $86,319)		64,282

Pipelines - 2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	25,000	23,437
5.75%, 3/1/27, 144A	25,000	22,828
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	15,000	15,033
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	25,000	25,160
5.625%, 5/1/27, 144A	10,000	9,637
EnLink Midstream Partners LP
4.15%, 6/1/25	45,000	41,512
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	25,000	23,047
7.75%, 2/1/28	5,000	4,605
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 4/15/26	15,000	5,991
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 9/15/24, 144A	25,000	24,812
5.50%, 1/15/28, 144A	20,000	19,108

(Cost $203,260)		215,170

Financial - 7.7%
Banks - 0.4%
Freedom Mortgage Corp.
8.25%, 4/15/25, 144A	25,000	25,750
7.625%, 5/1/26, 144A	10,000	10,212

(Cost $35,517)		35,962

Diversified Financial Services - 2.0%
Credit Acceptance Corp., 144A
5.125%, 12/31/24	26,000	26,647
Nationstar Mortgage Holdings, Inc.
9.125%, 7/15/26, 144A	25,000	26,883
6.00%, 1/15/27, 144A	15,000	15,579
Navient Corp.
7.25%, 9/25/23	65,000	70,972
5.00%, 3/15/27	15,000	14,871
NFP Corp., 144A
6.875%, 8/15/28	26,000	27,267
OneMain Finance Corp.
6.625%, 1/15/28	10,000	11,542

(Cost $184,746)		193,761

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 144A
7.00%, 11/15/25	25,000	25,672
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
6.75%, 10/15/27	25,000	26,792
HUB International Ltd., 144A
7.00%, 5/1/26	29,000	30,298

(Cost $79,562)		82,762

Real Estate - 0.7%
Howard Hughes Corp., 144A
5.375%, 8/1/28	15,000	15,983
Kennedy-Wilson, Inc.
5.875%, 4/1/24	25,000	25,375
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
9.375%, 4/1/27	25,000	27,427

(Cost $66,310)		68,785

Real Estate Investment Trusts - 3.7%
Diversified Healthcare Trust
4.75%, 2/15/28	15,000	13,950
EPR Properties
4.75%, 12/15/26	8,000	8,073
4.50%, 6/1/27	8,000	7,868
4.95%, 4/15/28	7,000	6,949
3.75%, 8/15/29	9,000	8,437
ESH Hospitality, Inc., 144A
4.625%, 10/1/27	18,000	18,337
iStar, Inc.
4.75%, 10/1/24	25,000	25,044

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	10,000	9,994
4.25%, 2/1/27, 144A	10,000	9,263
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
7.50%, 6/1/25, 144A	15,000	16,191
5.875%, 10/1/28, 144A	15,000	15,834
RHP Hotel Properties LP / RHP Finance Corp.
5.00%, 4/15/23	10,000	9,975
4.75%, 10/15/27	16,000	15,907
Service Properties Trust
7.50%, 9/15/25	85,000	95,189
5.50%, 12/15/27	8,000	8,354
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.875%, 2/15/25	50,000	53,219
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.25%, 10/15/23	25,000	25,078
Washington Prime Group LP
6.45%, 8/15/24 (a)	10,000	5,839

(Cost $339,345)		353,501

Industrial - 9.2%
Aerospace/Defense - 3.4%
Rolls-Royce PLC
3.625%, 10/14/25, 144A	20,000	19,650
5.75%, 10/15/27, 144A	20,000	21,475
Signature Aviation US Holdings, Inc., 144A
5.375%, 5/1/26	10,000	10,300
Spirit AeroSystems, Inc., 144A
7.50%, 4/15/25	25,000	26,797
TransDigm, Inc.
6.50%, 7/15/24	40,000	40,675
6.25%, 3/15/26, 144A	75,000	79,594
6.375%, 6/15/26	75,000	78,043
5.50%, 11/15/27	25,000	25,837
Triumph Group, Inc., 144A
6.25%, 9/15/24	25,000	24,300

(Cost $317,309)		326,671

Building Materials - 0.6%
Cornerstone Building Brands, Inc., 144A
6.125%, 1/15/29	20,000	21,137
Griffon Corp.
5.75%, 3/1/28	20,000	21,225
Summit Materials LLC / Summit Materials Finance Corp., 144A
5.25%, 1/15/29	10,000	10,438

(Cost $52,606)		52,800

Electrical Components & Equipment - 0.9%
Energizer Holdings, Inc.
4.75%, 6/15/28, 144A	11,000	11,522
4.375%, 3/31/29, 144A	14,000	14,308
WESCO Distribution, Inc., 144A
7.25%, 6/15/28	50,000	56,242

(Cost $79,244)		82,072

Engineering & Construction - 0.4%
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	25,000	24,937
Fluor Corp.
4.25%, 9/15/28	15,000	14,742

(Cost $38,906)		39,679

Environmental Control - 0.1%
Covanta Holding Corp.
5.00%, 9/1/30
(Cost $10,267)	10,000	10,663

Machinery-Diversified - 0.1%
Maxim Crane Works Holdings Capital LLC, 144A
10.125%, 8/1/24
(Cost $10,229)	10,000	10,226

Miscellaneous Manufacturing - 1.6%
Bombardier, Inc.
8.75%, 12/1/21, 144A	25,000	25,665
6.125%, 1/15/23, 144A	50,000	46,800
7.50%, 3/15/25, 144A	20,000	17,275
7.875%, 4/15/27, 144A	50,000	42,702
FXI Holdings, Inc.
7.875%, 11/1/24, 144A	10,000	10,050
12.25%, 11/15/26, 144A	10,000	11,292

(Cost $163,931)		153,784

Packaging & Containers - 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A
5.25%, 8/15/27	55,000	57,412
Cascades, Inc./Cascades USA, Inc., 144A
5.375%, 1/15/28	15,000	15,816
Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	25,000	25,679
LABL Escrow Issuer LLC, 144A
10.50%, 7/15/27 (a)	25,000	27,766
Mauser Packaging Solutions Holding Co., 144A
7.25%, 4/15/25	40,000	40,198

(Cost $164,456)		166,871

Transportation - 0.1%
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23
(Cost $9,987)	10,000	10,011

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A
9.75%, 8/1/27
(Cost $20,953)	20,000	22,750

Technology - 3.5%
Computers - 1.3%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	25,000	26,785
Diebold Nixdorf, Inc., 144A
9.375%, 7/15/25	15,000	16,491
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	15,000	4,556
NCR Corp.
5.75%, 9/1/27, 144A	10,000	10,544
5.00%, 10/1/28, 144A	7,000	7,258
6.125%, 9/1/29, 144A	25,000	27,228
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A
6.75%, 6/1/25	25,000	25,656

(Cost $126,377)		118,518

Office/Business Equipment - 0.2%
Xerox Holdings Corp., 144A
5.50%, 8/15/28
(Cost $20,501)	20,000	20,725

Software - 2.0%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	25,000	25,438
J2 Global, Inc., 144A
4.625%, 10/15/30	25,000	25,981
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	45,000	46,856
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	50,000	53,625
Veritas US, Inc. / Veritas Bermuda Ltd.
10.50%, 2/1/24, 144A	15,000	15,092
7.50%, 9/1/25, 144A	25,000	25,305

(Cost $191,494)		192,297

Utilities - 2.1%
Electric - 1.7%
Calpine Corp.
4.50%, 2/15/28, 144A	50,000	51,700
5.00%, 2/1/31, 144A	25,000	26,413
Clearway Energy Operating LLC, 144A
4.75%, 3/15/28	15,000	16,100
PG&E Corp.
5.25%, 7/1/30	25,000	27,281
Talen Energy Supply LLC
10.50%, 1/15/26, 144A	25,000	20,125
7.25%, 5/15/27, 144A	20,000	21,028

(Cost $163,204)		162,647

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	10,000	11,000
5.875%, 8/20/26	25,000	28,151

(Cost $35,676)		39,151

TOTAL CORPORATE BONDS (Cost $9,097,349)		9,238,093

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $251,078)	251,078	251,078

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $70,160)	70,160	70,160

TOTAL INVESTMENTS - 100.2% (Cost $9,418,587)		$9,559,331
Other assets and liabilities, net - (0.2%)		(15,921)

NET ASSETS - 100.0%		$9,543,410

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
168,578	82,500	(d)	—	—	—	18	—	251,078	251,078
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
503,524	281,508		(714,872)	—	—	15	—	70,160	70,160

672,102	364,008		(714,872)	—	—	33	—	321,238	321,238

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $314,967, which is 3.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $76,770.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$9,238,093	$—	$9,238,093
Short-Term Investments (e)	321,238	—	—	321,238

TOTAL	$321,238	$9,238,093	$—	$9,559,331

(e)	See Schedule of Investments for additional detailed categorizations.